Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 13, 2021
Registrant Name	dei_EntityRegistrantName	WISDOMTREE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001350487
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 13, 2021
Document Effective Date	dei_DocumentEffectiveDate	Dec. 14, 2021
Prospectus Date	rr_ProspectusDate	Dec. 14, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
WisdomTree Efficient Gold Plus Gold Miners Strategy Fund | WisdomTree Efficient Gold Plus Gold Miners Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GDMN